DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Tickmark	Maturity	Value $
Foreign Corporate Bonds - 63.0%
Argentina - 2.0%
7,200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%			11/04/2026	6,010,560
8,345,000	Pampa Energia S.A.	7.50%			01/24/2027	7,216,756
1,000,000	Pampa Energia S.A.	9.13	% (a)		04/15/2029	885,190
150,000	Pampa Energia S.A.	9.13%			04/15/2029	132,778
9,785,692	Stoneway Capital Corporation	10.00	% (b)		03/01/2027	3,070,359

						17,315,643

Brazil - 5.8%
4,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (c)		04/15/2024	3,978,920
3,400,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (c)		06/18/2024	3,630,282
2,900,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)		01/28/2031	2,823,324
400,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%			01/28/2031	389,424
7,631,000	Cosan Overseas Ltd.	8.25	% (c)		02/05/2022	7,803,881
1,929,352	Invepar Holdings	0.00	% (b)(d)		12/30/2028	—
2,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (c)		02/27/2025	1,877,050
12,050,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%			04/15/2031	11,586,376
6,000,000	Minerva Luxembourg S.A.	4.38	% (a)		03/18/2031	5,716,950
9,800,000	Petrobras Global Finance B.V.	6.75%			06/03/2050	10,267,019
2,000,000	Petrobras Global Finance B.V.	5.50%			06/10/2051	1,858,950
700,000	Suzano Austria GmbH	3.13%			01/15/2032	678,468

						50,610,644

Chile - 5.3%
4,300,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%			10/07/2079	4,383,979
4,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)		03/26/2079	4,974,744
4,803,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%			03/26/2079	4,977,853
2,000,000	Antofagasta PLC	2.38%			10/14/2030	1,902,870
2,900,000	CAP S.A.	3.90	% (a)		04/27/2031	2,728,856
3,150,000	CAP S.A.	3.90%			04/27/2031	2,964,103
12,135,000	Chile Electricity PEC SpA	0.00	% (a)		01/25/2028	9,911,019
3,586,000	Empresa Electrica Angamos S.A.	4.88%			05/25/2029	3,429,561
4,627,616	Empresa Electrica Cochrane SpA	5.50%			05/14/2027	4,638,074
8,240,000	Empresa Electrica Guacolda S.A.	4.56%			04/30/2025	2,770,700
2,000,000	Engie Energia Chile S.A.	3.40%			01/28/2030	2,027,870
1,813,000	Geopark Ltd.	6.50%			09/21/2024	1,860,446
400,000	Telefonica Moviles Chile S.A.	3.54	% (a)		11/18/2031	398,950

						46,969,025

Principal Amount $/Shares	Security Description	Rate		Tickmark	Maturity	Value $

China - 0.8%
6,800,000	Tencent Holdings Ltd.	2.39	% (a)		06/03/2030	6,669,518

Colombia - 6.2%
3,800,000	AI Candelaria Spain SLU	5.75	% (a)		06/15/2033	3,681,839
2,850,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(c)		04/22/2031	2,896,754
2,500,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%			12/18/2029	2,503,787
2,100,000	Ecopetrol S.A.	4.63%			11/02/2031	2,045,421
1,050,000	Ecopetrol S.A.	5.88%			05/28/2045	1,005,863
10,550,000	Ecopetrol S.A.	5.88%			11/02/2051	9,900,859
7,100,000	Empresas Publicas de Medellin ESP	4.25%			07/18/2029	6,746,882
4,192,000	Empresas Publicas de Medellin ESP	4.38%			02/15/2031	3,947,439
1,000,000	Fideicomiso P.A. Pacifico Tres	8.25%			01/15/2035	1,122,300
1,500,000	Gilex Holding SARL	8.50	% (a)		05/02/2023	1,524,750
4,418,000	Gilex Holding SARL	8.50%			05/02/2023	4,490,897
400,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)		02/15/2025	364,896
11,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%			02/15/2025	10,308,312
2,100,000	Gran Tierra Energy, Inc.	7.75	% (a)		05/23/2027	1,910,475
2,500,000	Oleoducto Central S.A.	4.00%			07/14/2027	2,488,750

						54,939,224

Dominican Republic - 0.9%
5,400,000	AES Andres B.V.	5.70	% (a)		05/04/2028	5,502,168
2,300,000	Banco de Reservas de la Republica Dominicana	7.00%			02/01/2023	2,411,688

						7,913,856

Hong Kong - 0.5%
4,500,000	CK Hutchison International 20 Ltd.	2.50	% (a)		05/08/2030	4,558,586

India - 5.5%
3,136,000	Adani International Container Terminal Pvt Ltd.	3.00	% (a)		02/16/2031	3,024,422
2,254,000	Adani International Container Terminal Pvt Ltd.	3.00%			02/16/2031	2,173,804
850,000	Adani Ports & Special Economic Zone Ltd.	4.00%			07/30/2027	876,980
700,000	Adani Ports & Special Economic Zone Ltd.	4.38%			07/03/2029	731,040
2,250,000	Adani Ports & Special Economic Zone Ltd.	3.10%			02/02/2031	2,144,746
4,500,000	Indian Oil Corporation Ltd.	5.75%			08/01/2023	4,792,446
1,447,500	JSW Hydro Energy Ltd.	4.13	% (a)		05/18/2031	1,446,074
12,600,000	ONGC Videsh Ltd.	3.75%			07/27/2026	13,213,610
2,500,000	Reliance Industries Ltd.	5.40%			02/14/2022	2,511,557
500,000	Reliance Industries Ltd.	8.25%			01/15/2027	631,261
1,100,000	UltraTech Cement Ltd.	2.80%			02/16/2031	1,063,151
4,800,000	Vedanta Resources Finance PLC	9.25	% (a)		04/23/2026	4,479,336
12,600,000	Vedanta Resources Ltd.	6.13%			08/09/2024	10,977,750

						48,066,177

Indonesia - 2.8%
7,621,950	LLPL Capital Pte Ltd.	6.88	% (a)		02/04/2039	8,694,015
7,900,000	Minejesa Capital B.V.	4.63%			08/10/2030	8,143,004

Principal Amount $/Shares	Security Description	Rate		Tickmark	Maturity	Value $
7,500,000	Minejesa Capital B.V.	5.63%			08/10/2037	7,848,825

						24,685,844

Jamaica - 0.6%
2,154,702	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)		04/01/2025	1,998,130
3,260,359	Digicel Group Ltd. (PIK 7.00%)	7.00	% (a)(c)		01/18/2022	2,839,757

						4,837,887

Korea - 6.9%
2,100,000	Korea Development Bank	1.00%			09/09/2026	2,052,568
3,200,000	Korea Development Bank	1.63%			01/19/2031	3,140,587
7,900,000	Korea Development Bank	2.00%			10/25/2031	7,928,112
1,400,000	Korea East-West Power Company Ltd.	1.75	% (a)		05/06/2025	1,411,367
7,200,000	Korea East-West Power Company Ltd.	1.75%			05/06/2025	7,258,461
3,400,000	Korea Electric Power Corporation	1.13	% (a)		06/15/2025	3,359,896
1,400,000	Korea Electric Power Corporation	1.13%			06/15/2025	1,383,486
1,100,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)		04/27/2026	1,080,953
1,500,000	KT Corporation	1.00%			09/01/2025	1,471,636
5,100,000	KT Corporation	2.50%			07/18/2026	5,276,467
3,200,000	KT Corporation	1.38%			01/21/2027	3,128,761
1,100,000	LG Chem Ltd.	2.38	% (a)		07/07/2031	1,083,146
4,500,000	NongHyup Bank	1.25	% (a)		07/20/2025	4,459,189
4,200,000	POSCO	2.38%			01/17/2023	4,247,699
5,800,000	POSCO	2.75%			07/15/2024	5,983,967
4,600,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(c)		05/12/2026	4,546,755
3,100,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25	% (c)		10/04/2024	3,224,704

						61,037,754

Kuwait - 1.0%
5,246,000	Equate Petrochemical B.V.	2.63%			04/28/2028	5,265,673
1,000,000	MEGlobal Canada ULC	5.00	% (a)		05/18/2025	1,093,037
2,300,000	MEGlobal Canada ULC	5.88	% (a)		05/18/2030	2,793,062

						9,151,772

Malaysia - 1.0%
500,000	CIMB Bank BHD	3.26%			03/15/2022	502,140
1,800,000	Petronas Capital Ltd.	3.50	% (a)		04/21/2030	1,949,401
2,000,000	Petronas Capital Ltd.	2.48	% (a)		01/28/2032	2,009,057
4,500,000	Petronas Capital Ltd.	2.48%			01/28/2032	4,520,378
200,000	TNB Global Ventures Capital BHD	3.24%			10/19/2026	208,970

						9,189,946

Mexico - 4.6%
5,900,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (c)		01/10/2028	6,341,910
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(c)		06/27/2029	5,327,075
5,983,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (c)		11/29/2022	2,895,263

Principal Amount $/Shares	Security Description	Rate		Tickmark	Maturity	Value $
5,300,000	Docuformas SAPI de C.V.	10.25	% (a)		07/24/2024	4,750,840
7,205,077	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13	% (a)		05/22/2026	4,827,402
7,400,000	Petroleos Mexicanos	6.75%			09/21/2047	6,582,115
16,033,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (c)		01/29/2025	9,502,198

						40,226,803

Panama - 1.9%
900,000	AES Panama Generation Holdings SRL	4.38	% (a)		05/31/2030	938,520
1,600,000	AES Panama Generation Holdings SRL	4.38%			05/31/2030	1,668,480
4,550,000	Banco General S.A. (10 Year CMT Rate + 3.67%)	5.25	% (a)(c)		05/07/2031	4,613,723
700,000	Banco Nacional de Panama	2.50	% (a)		08/11/2030	658,007
1,550,295	Panama Metro Line SP	0.00	% (a)		12/05/2022	1,536,800
297,657	Panama Metro Line SP	0.00%			12/05/2022	295,065
5,627,215	UEP Penonome S.A.	6.50	% (a)		10/01/2038	5,899,235
1,466,924	UEP Penonome S.A.	6.50%			10/01/2038	1,537,835

						17,147,665

Peru - 4.6%
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13	% (a)		07/01/2030	1,483,748
7,568,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%			07/01/2030	7,486,001
3,000,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%			03/19/2029	3,166,095
4,485,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%			07/08/2030	4,462,418
600,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%			09/22/2029	630,927
3,382,744	Fenix Power Peru S.A.	4.32%			09/20/2027	3,463,913
4,167,300	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%			06/01/2028	4,219,391
5,650,000	Inkia Energy Ltd.	5.88%			11/09/2027	5,799,245
3,000,000	Nexa Resources S.A.	5.38%			05/04/2027	3,186,780
2,110,000	Orazul Energy Egenor S en C por A	5.63%			04/28/2027	2,033,048
5,300,000	Peru LNG SRL	5.38%			03/22/2030	4,592,768

						40,524,334

Philippines - 0.8%
6,100,000	BDO Unibank, Inc.	2.95%			03/06/2023	6,217,974

Qatar - 1.8%
2,000,000	Ooredoo International Finance Ltd.	3.25%			02/21/2023	2,052,546
936,000	Ooredoo International Finance Ltd.	3.75%			06/22/2026	1,015,816
12,900,000	Qatar Energy	2.25%			07/12/2031	12,810,977

						15,879,339

Saudi Arabia - 0.3%
2,700,000	SA Global Sukuk Ltd.	2.69	% (a)		06/17/2031	2,720,866

Singapore - 6.9%
7,100,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%			03/10/2031	7,023,994

Principal Amount $/Shares	Security Description	Rate		Tickmark	Maturity	Value $
2,100,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.92%)	3.30	% (c)		02/27/2025	2,140,341
5,200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)		09/10/2030	5,162,664
3,800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%			09/10/2030	3,772,716
4,900,000	PSA Treasury Pte Ltd.	2.13%			09/05/2029	4,955,355
7,100,000	PSA Treasury Pte Ltd.	2.25%			04/30/2030	7,254,866
2,000,000	SingTel Group Treasury Pte Ltd.	2.38%			08/28/2029	2,052,056
5,612,000	SingTel Group Treasury Pte Ltd.	1.88%			06/10/2030	5,530,830
6,800,000	Temasek Financial Ltd.	1.00	% (a)		10/06/2030	6,325,564
5,100,000	Temasek Financial Ltd.	1.00%			10/06/2030	4,744,173
7,750,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%			03/16/2031	7,650,335
3,700,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88	% (c)		10/19/2023	3,798,735

						60,411,629

Thailand - 0.4%
1,203,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (c)		09/23/2025	1,249,953
1,700,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%			11/20/2023	1,712,036
700,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (c)		10/14/2025	734,752

						3,696,741

United Arab Emirates - 2.4%
14,400,000	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)		03/31/2034	14,147,801
4,700,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%			03/31/2036	4,603,637
2,900,000	Galaxy Pipeline Assets Bidco Ltd.	2.94%			09/30/2040	2,893,162

						21,644,600

Total Foreign Corporate Bonds (Cost $587,348,988)						554,415,827

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 34.6%

Brazil - 2.0%
10,700,000	Brazilian Government International Bond	3.75%			09/12/2031	10,074,050
1,000,000	Brazilian Government International Bond	5.00%			01/27/2045	940,500
6,600,000	Brazilian Government International Bond	5.63%			02/21/2047	6,550,500

						17,565,050

Chile - 3.0%
3,500,000	Chile Government International Bond	2.55%			01/27/2032	3,500,000
4,500,000	Chile Government International Bond	2.55%			07/27/2033	4,386,375
4,050,000	Chile Government International Bond	3.10%			05/07/2041	3,971,025
9,000,000	Chile Government International Bond	3.50%			01/25/2050	9,336,060
4,900,000	Chile Government International Bond	3.10%			01/22/2061	4,539,507

						25,732,967

Colombia - 2.8%
5,100,000	Colombia Government International Bond	3.13%			04/15/2031	4,581,585
9,100,000	Colombia Government International Bond	3.25%			04/22/2032	8,201,375

Principal Amount $/Shares	Security Description	Rate		Tickmark	Maturity	Value $
8,200,000	Colombia Government International Bond	5.00%			06/15/2045	7,431,250
5,100,000	Colombia Government International Bond	4.13%			05/15/2051	4,156,500

						24,370,710

Dominican Republic - 1.9%
16,400,000	Dominican Republic International Bond	4.88	% (a)		09/23/2032	16,707,500

Indonesia - 5.0%
21,400,000	Indonesia Government International Bond	3.85%			10/15/2030	24,110,930
1,100,000	Indonesia Government International Bond	4.35%			01/11/2048	1,262,498
10,700,000	Indonesia Government International Bond	3.70%			10/30/2049	11,341,641
6,700,000	Perusahaan Penerbit SBSN Indonesia III	3.80%			06/23/2050	7,040,293

						43,755,362

Korea - 0.1%
570,000	Korea International Bond	2.75%			01/19/2027	601,603

Malaysia - 1.4%
7,300,000	Malaysia Wakala Sukuk BHD	2.07	% (a)		04/28/2031	7,306,026
5,000,000	Malaysia Wakala Sukuk BHD	2.07%			04/28/2031	5,004,128

						12,310,154

Mexico - 4.8%
8,300,000	Mexico Government International Bond	2.66%			05/24/2031	8,117,483
9,900,000	Mexico Government International Bond	4.28%			08/14/2041	10,283,625
2,800,000	Mexico Government International Bond	4.35%			01/15/2047	2,916,228
5,500,000	Mexico Government International Bond	4.60%			02/10/2048	5,881,178
6,700,000	Mexico Government International Bond	4.50%			01/31/2050	7,118,750
9,000,000	Mexico Government International Bond	3.77%			05/24/2061	8,314,965

						42,632,229

Panama - 3.1%
7,700,000	Panama Government International Bond	2.25%			09/29/2032	7,320,775
3,100,000	Panama Government International Bond	4.30%			04/29/2053	3,339,506
2,200,000	Panama Government International Bond	4.50%			04/01/2056	2,431,572
14,100,000	Panama Government International Bond	3.87%			07/23/2060	14,152,875

						27,244,728

Peru - 0.5%
4,300,000	Peruvian Government International Bond	3.30%			03/11/2041	4,316,168

Philippines - 3.3%
3,400,000	Philippine Government International Bond	2.46%			05/05/2030	3,515,223
7,000,000	Philippine Government International Bond	1.65%			06/10/2031	6,795,325
4,000,000	Philippine Government International Bond	3.70%			03/01/2041	4,373,588
8,700,000	Philippine Government International Bond	3.70%			02/02/2042	9,512,372
3,200,000	Philippine Government International Bond	2.95%			05/05/2045	3,162,461
2,200,000	Philippine Government International Bond	2.65%			12/10/2045	2,088,018

						29,446,987

Principal Amount $/Shares	Security Description	Rate		Tickmark	Maturity	Value $

Qatar - 0.2%
1,500,000	Qatar Government International Bond	3.38%			03/14/2024	1,572,435

Saudi Arabia - 4.0%
4,900,000	Saudi Government International Bond	2.88%			03/04/2023	5,022,921
7,000,000	Saudi Government International Bond	2.90	% (a)		10/22/2025	7,345,625
500,000	Saudi Government International Bond	2.25%			02/02/2033	488,655
200,000	Saudi Government International Bond	3.75%			01/21/2055	215,097
22,000,000	Saudi Government International Bond	3.45%			02/02/2061	22,260,040

						35,332,338

Singapore - 1.1%
10,500,000	Temasek Financial I Ltd.	1.63%			08/02/2031	10,181,908

United Arab Emirates - 1.4%
2,900,000	Abu Dhabi Government International Bond	3.13	% (a)		04/16/2030	3,146,871
3,100,000	Abu Dhabi Government International Bond	1.70%			03/02/2031	3,019,788
5,900,000	Abu Dhabi Government International Bond	3.13%			09/30/2049	6,038,284

						12,204,943

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $300,684,562)						303,975,082

Common Stocks - 0.2%
228,497	Frontera Energy Corporation					1,859,970

Total Common Stocks (Cost $20,010,064)						1,859,970

Warrants - 0.0%
1,609,815	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (d)(f)					—

Total Warrants (Cost $—)						—

Short Term Investments - 1.4%
4,073,360	First American Government Obligations Fund - Class U	0.03	% (e)			4,073,360
4,071,729	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (e)			4,071,729
4,071,729	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (e)			4,071,729

Total Short Term Investments (Cost $12,216,818)						12,216,818

Total Investments - 99.2% (Cost $920,260,432)						872,467,697
Other Assets in Excess of Liabilities - 0.8%						6,941,053

NET ASSETS - 100.0%						$879,408,750

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(c)	Perpetual Maturity. The date disclosed is the next call date of the security.

(d)	Value determined using significant unobservable inputs.

(e)	Seven-day yield as of period end

(f)	Non-income producing security

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

INVESTMENT BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	34.6%
Banking	15.1%
Utilities	14.4%
Energy	11.6%
Transportation	5.9%
Finance	4.4%
Mining	3.0%
Telecommunications	2.9%
Chemical Products	1.6%
Consumer Products	1.5%
Short Term Investments	1.4%
Building and Development (including Steel/Metals)	1.3%
Technology	0.8%
Conglomerates	0.5%
Chemicals/Plastics	0.1%
Pulp & Paper	0.1%
Construction	0.0%	(g)
Other Assets and Liabilities	0.8%

	100.0%

(g)	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	9.4%
Colombia	9.2%
Chile	8.3%
Singapore	8.0%
Indonesia	7.8%
Brazil	7.8%
Korea	7.0%
India	5.5%
Peru	5.1%
Panama	5.0%
Saudi Arabia	4.3%
Philippines	4.1%
United Arab Emirates	3.8%
Dominican Republic	2.8%
Malaysia	2.4%
Qatar	2.0%
Argentina	2.0%
United States	1.4%
Kuwait	1.0%
China	0.8%
Jamaica	0.6%
Hong Kong	0.5%
Thailand	0.4%
Other Assets and Liabilities	0.8%

100.0%

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.